Pension Schemes - Summary of Average Life Expectancy Assumptions (Detail)	12 Months Ended
Dec. 31, 2020
UK schemes [member] | Member currently aged sixty years [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Male average life expectancy	86 years
Female average life expectancy	89 years
UK schemes [member] | Member currently aged forty five years [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Male average life expectancy	87 years
Female average life expectancy	90 years
Foreign schemes [member] | Member currently aged sixty years [member] | US [member]
Disclosure of defined benefit plans [line items]
Male average life expectancy	86 years
Female average life expectancy	88 years
Foreign schemes [member] | Member currently aged forty five years [member] | US [member]
Disclosure of defined benefit plans [line items]
Male average life expectancy	86 years
Female average life expectancy	88 years